BLACKROCK
                                 CLOSED-END FUNDS

                                 ANNUAL REPORT


                                 DECEMBER 31, 2002


                                 BlackRock Strategic Term Trust (In Liquidation)






World class


institutional


asset management


at a personal level













NOT FDIC INSURED
-----------------
MAY LOSE VALUE
NO BANK GUARANTEE




                                                        [BLACKROCK LOGO OMITTED]

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002
(In Liquidation)
BLACKROCK STRATEGIC TERM TRUST
--------------------------------------------------------------------------------

ASSETS
Cash ....................................................     $1,823,150
Receivables .............................................        273,659
                                                              ----------
                                                               2,096,809
                                                              ----------

LIABILITIES
Investment advisory fee payable .........................        212,454
Administration fee payable ..............................         47,212
Other accrued expenses ..................................        456,965
                                                              ----------
                                                                 716,631
                                                              ----------

NET ASSETS ..............................................     $1,380,178
                                                              ==========

Composition of Net Assets:
  Paid-in capital .......................................     $1,380,178
                                                              ==========
















                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2002
(In Liquidation)
BLACKROCK STRATEGIC TERM TRUST
--------------------------------------------------------------------------------

NET INVESTMENT INCOME
Interest income (net of interest expense of $429,770) ...    $17,178,503
                                                             -----------

EXPENSES
  Investment advisory ...................................      2,562,134
  Administration ........................................        569,363
  Transfer agent ........................................         59,754
  Custodian .............................................        163,111
  Reports to shareholders ...............................         76,979
  Directors fees ........................................         79,709
  Registration ..........................................         44,438
  Independent accountants ...............................         89,571
  Legal .................................................        132,400
  Miscellaneous .........................................        102,604
                                                             -----------
    Total expenses ......................................      3,880,063
Less fees paid indirectly ...............................         (5,332)
                                                             -----------
  Net expenses ..........................................      3,874,731
                                                             -----------
Net investment income ...................................     13,303,772
                                                             -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments ........................      5,165,313
Net change in unrealized appreciation on investments ....       (312,278)
                                                             -----------
Net gain on investments .................................      4,853,035
                                                             -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....    $18,156,807
                                                             ===========














                       See Notes to Financial Statements.

STATEMENTS OF CASH FLOWS
For the Year Ended December 31, 2002
(In Liquidation)
BLACKROCK STRATEGIC TERM TRUST
--------------------------------------------------------------------------------

RECONCILIATION OF NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS TO NET CASH FLOWS
PROVIDED BY OPERATING ACTIVITIES

Net increase in net assets resulting from operations ....   $ 18,156,807
                                                            ------------
Decrease in investments .................................    579,707,982
Decrease in payable for investments purchased ...........    (13,468,278)
Decrease in unrealized appreciation .....................        312,278
Increase in other assets ................................       (270,512)
Decrease in interest receivable .........................      4,030,885
Decrease in accrued expenses ............................       (395,243)
Net realized gain .......................................     (5,165,313)
                                                            ------------
  Total adjustments .....................................    564,751,799
                                                            ------------
Net cash flows provided by operating activities .........   $582,908,606
                                                            ============
INCREASE IN CASH
Net cash flows provided by operating activities .........   $582,908,606
Cash dividends paid .....................................    (46,923,341)
Return of capital .......................................   (534,412,601)
                                                            ------------
  Net increase in cash ..................................      1,572,664
  Cash at beginning of year .............................        250,486
                                                            ------------
  Cash at end of year ...................................   $  1,823,150
                                                            ============














                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
(In Liquidation)
BLACKROCK STRATEGIC TERM TRUST
--------------------------------------------------------------------------------


                                                     Year ended December 31,
                                                   --------------------------
                                                     2002             2001
                                                   --------          -------
Increase (Decrease) in Net Assets
Operations:
  Net investment income ......................   $  13,303,772     $ 37,873,825
  Net realized gain ..........................       5,165,313       10,007,012
  Net change in unrealized appreciation ......        (312,278)     (13,482,930)
                                                 -------------     ------------
    Net increase in net assets resulting
     from operations .........................      18,156,807       34,397,907
                                                 -------------     ------------
Dividends and Distributions:
  From net investment income .................     (13,303,772)     (21,087,023)
  Return of capital ..........................    (534,412,601)              --
  From net realized gain .....................     (32,781,064)              --
                                                 -------------     ------------
    Total dividends and distributions ........    (580,497,437)     (21,087,023)
                                                 -------------     ------------
  Total increase (decrease) ..................    (562,340,630)      13,310,884

Net Assets
Beginning of year ............................     563,720,808      550,409,924
                                                 -------------     ------------

End of year ..................................   $   1,380,178     $563,720,808
                                                 =============     ============














                       See Notes to Financial Statements.

Financial Highlights
(In Liquidation)
BLACKROCK STRATEGIC TERM TRUST
--------------------------------------------------------------------------------

                                                                                   YEAR ENDED DECEMBER 31,
                                                           ---------------------------------------------------------------------
                                                             2002(1)         2001           2000          1999           1998
                                                           ----------     ----------     ----------    ----------     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year(2) ...............      $     9.80     $     9.57     $     9.37    $    10.08     $     9.54
                                                           ----------     ----------     ----------    ----------     ----------
Investment operations:
   Net investment income (net of interest
   expense of $0.01, $0.08, $0.17, $0.22, and
   $0.23, respectively) .............................            0.23           0.66           0.41          0.66           0.72
   Net realized and unrealized gain (loss) ..........            0.08          (0.06)          0.26         (0.89)          0.30
                                                           ----------     ----------     ----------    ----------     ----------
Net increase (decrease) from investment operations ..            0.31           0.60           0.67         (0.23)          1.02
                                                           ----------     ----------     ----------    ----------     ----------
DIVIDENDS AND DISTRIBUTIONS:
   From net investment income .......................           (0.23)         (0.37)         (0.47)        (0.48)         (0.48)
   Return of capital ................................           (9.29)            --             --            --             --
   From net realized gain ...........................           (0.57)            --             --            --             --
                                                           ----------     ----------     ----------    ----------     ----------
Total dividends and distributions ...................          (10.09)         (0.37)         (0.47)        (0.48)         (0.48)
                                                           ----------     ----------     ----------    ----------     ----------
Net asset value, end of year(2) .....................      $     0.02     $     9.80     $     9.57    $     9.37     $    10.08
                                                           ==========     ==========     ==========    ==========     ==========
Market value, end of year(2) ........................              --     $     9.74     $     9.31    $     8.81     $     9.19
                                                           ==========     ==========     ==========    ==========     ==========
TOTAL INVESTMENT RETURN3 ............................           (2.32)%         8.94%         11.42%         1.07%         14.02%
                                                           ==========     ==========     ==========    ==========     ==========
RATIOS TO AVERAGE NET ASSETS:
Operating expenses ..................................            0.66%          0.69%          0.71%         0.72%          0.75%
Operating expenses and interest expense .............            0.73%          1.55%          2.50%         3.00%          3.12%
Operating expenses, interest expense
   and excise taxes .................................            0.73%          1.62%          2.78%         3.36%          3.19%
Net investment income ...............................            2.25%          6.76%          4.34%         6.84%          7.35%
SUPPLEMENTAL DATA:
Average net assets (000) ............................      $  590,927     $  560,457     $  537,775    $  557,648     $  563,470
Portfolio turnover ..................................             145%            55%            22%           58%            61%
Net assets, end of year (000) .......................      $    1,380     $  563,721     $  550,410    $  538,769     $  579,753
Reverse repurchase agreements outstanding,
  end of year (000) .................................      $       --     $       --     $  180,478    $  171,159     $  286,008
Asset coverage(4) ...................................      $       --     $       --     $    4,050    $    4,148     $    3,027

----------
1 On December 30, 2002, substantially all of the Trust's assets were distributed to shareholders and all shares were redeemed.
2 Net asset value and market value are published in Barron's on Saturday and The Wall Street Journal on Monday.
3 Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposed of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.
4    Per $1,000 of reverse repurchase agreements outstanding.








                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
(In Liquidation)
BLACKROCK STRATEGIC TERM TRUST
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION & ACCOUNTING POLICIES

The BlackRock Strategic Term Trust Inc. (the "Trust"), a Maryland corporation, is a diversified, closed-end management investment company. The investment objective of the Trust was to manage a portfolio of investment grade fixed income securities that will return $10 per share to investors on or shortly before December 31, 2002. On December 30, 2002, a liquidating distribution of $10.00 per share was made whereby substantially all of the Trust's assets were distributed to shareholders and all outstanding shares were redeemed. The remaining assets will be used to pay expenses incurred, but not yet paid. Any assets remaining subsequent to the payment of those expenses will be distributed to the Trust's shareholders.

The following is a summary of significant accounting policies followed by the Trust.

SECURITIES VALUATION: The Trust valued most of its securities on the basis of current market quotations provided by dealers or pricing services selected under the supervision of the Trust's Board of Directors. In determining the value of a particular security, pricing services may have used certain information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships observed in the market between securities, and calculated yield measures based on valuation technology commonly employed in the market for such securities. Exchange-traded options were valued at their last sales price as of the close of options trading on the applicable exchanges. In the absence of a last sale, options were valued at the average of the quoted bid and asked prices as of the close of business. A futures contract was valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities were valued at amortized cost. Any securities or other assets for which such current market quotations were not readily available were valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust's Board of Directors.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions were recorded on the trade date. Realized and unrealized gains and losses were calculated on the identified cost basis. Interest income was recorded on the accrual basis and the Trust accreted discount or amortized premium on securities purchased using the interest method.

REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, the Trust's custodian took possession of the underlying collateral securities, the value of which at least equaled the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral was marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaulted and the value of the collateral declined or if bankruptcy proceedings were commenced with respect to the seller of the security, realization of the collateral by the Trust would have been delayed or limited.

OPTION SELLING/PURCHASING: When the Trust sold or purchased an option, an amount equal to the premium received or paid by the Trust was recorded as a liability or an asset and was subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised were treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, was also treated as a realized gain or loss. If an option was exercised, the premium paid or received was added to the proceeds from the sale or cost of the purchase in determining whether the Trust has realized a gain or a loss on investment transactions. The Trust, as writer of an option, had no control over whether the underlying securities would have been sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Options, when used by the Trust, helped in maintaining a targeted duration. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of "one" means that a portfolio's or a security's price would be expected to change by approximately one percent with a one percent change in interest rates, while a duration of five would imply that the price would move approximately five percent in relation to a one percent change in interest rates.

     Option selling and purchasing was used by the Trust as an attempt to manage the duration of positions, or collections of positions, so that changes in interest rates do not adversely affect the targeted duration of the portfolio unexpectedly. A call option gives the purchaser of the option the right (but not obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. Put or call options can be purchased or sold to effectively help manage the targeted duration of the portfolio.

     The main risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options was that the Trust may have forgone the opportunity for a profit if the market value of the underlying position increases and the option was exercised. The risk in writing put options was that the Trust may have incurred a loss if the market value of the underlying position decreases and the option was exercised. In addition, as with futures contracts, the Trust risked not being able to enter into a closing transaction for the written option as the result of an illiquid market.

INTEREST RATE SWAPS: In an interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps are efficient as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

     During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When a swap was terminated, the Trust would have recorded a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract, if any.

     The Trust was exposed to credit loss in the event of non-performance by the other party to the swap. However, BlackRock Advisors, Inc. closely monitored swaps and did not anticipate non-performance by any counterparty.

SWAP OPTIONS: Swap options are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option. Premiums received or paid from writing or purchasing options are recorded as liabilities or assets and are subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised were treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commission, was also treated as a realized gain or loss. If an option was exercised, the premium paid or received was added to the proceeds from the sale or cost of the purchase in determining whether the Trust had realized a gain or loss on investment transactions.

     The main risk that is associated with purchasing swap options is that the swap option expires without being exercised. In this case, the option expires worthless and the premium paid for the swap option is considered the loss. The main risk that is associated with the writing of a swap option is the market risk of an unfavorable change in the value of the interest rate swap underlying the written swap option.

     Swap options were used by the Trust to manage the duration of the Trust's portfolio in a manner similar to more generic options described above.

INTEREST RATE CAPS: Interest rate caps are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the excess, if any, of a floating rate over a specified fixed or floating rate.

     Interest rate caps were intended to both manage the duration of the Trust's portfolio and its exposure to changes in short-term rates. Owning interest rate caps reduced the portfolio's duration, making it less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from rising short-term interest rates, which the Trust experienced primarily in the form of leverage.

     The Trust was exposed to credit loss in the event of non-performance by the other party to the interest rate cap. However, the Trust did not anticipate non-performance by any counterparty.

     Transaction fees paid or received by the Trust were recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate cap. The asset or liability was subsequently adjusted to the current market value of the interest rate cap purchased or sold. Changes in the value of the interest rate cap were recognized as unrealized gains and losses.

INTEREST RATE FLOORS: Interest rate floors are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the deficiency, if any, of a floating rate under a specified fixed or floating rate.

     Interest rate floors were used by the Trust to both manage the duration of the portfolio and its exposure to changes in short-term interest rates. Selling interest rate floors reduced the portfolio's duration, making it less sensitive to changes in interest rates from a market value perspective. The Trust's leverage provided extra income in a period of falling rates. Selling floors reduced some of that advantage by partially monetizing it as an up front payment which the Trust received.

     The Trust was exposed to credit loss in the event of non-performance by the other party to the interest rate floor. However, the Trust did not anticipate non-performance by any counterparty.

     Transaction fees paid or received by the Trust were recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate floor. The asset or liability was subsequently adjusted to the current market value of the interest rate floor purchased or sold. Changes in the value of the interest rate floor were recognized as unrealized gains and losses.

FINANCIAL FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period future contracts were opened, changes in the value of the contracts were recognized as unrealized gains or losses by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments were made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust recorded a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract.

     Financial futures contracts, when used by the Trust, helped in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trust attempted to manage the duration of positions so that changes in interest rates did not change the duration of the portfolio unexpectedly.

SHORT SALES: The Trust could have made short sales of securities as a method of managing potential price declines in similar securities owned. When the Trust made a short sale, it could have borrowed the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Trust had to pay a fee to borrow the particular securities and may be obligated to pay over any payments received on such borrowed securities. A gain, limited to the price at which the Trust sold the security short, or a loss, unlimited as to dollar amount, was recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

SECURITIES LENDING: The Trust could have lent its portfolio securities to qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. The Trust bore the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Trust received compensation for lending its securities in the form of interest on the loan. The Trust also continued to receive interest on the securities loaned, and any gain or loss in the market price of the securities loaned that may have occurred during the term of the loan.

SEGREGATION: In cases in which the Investment Company Act of 1940, as amended, and the interpretive positions of the Securities and Exchange Commission ("SEC") required that the Trust segregated assets in connection with certain Trust investments (e.g., when issued securities, reverse repurchase agreements or futures contracts), the Trust, consistent with certain interpretive letters issued by the SEC, designated on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

DIVIDENDS AND DISTRIBUTIONS: The Trust declared and paid dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss carryforwards would have been distributed annually. Dividends and distributions were recorded on the ex-dividend date.

     Income distributions and capital gain distributions were determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. AGREEMENTS

The Trust has an Investment Advisory Agreement with BlackRock Advisors, Inc. (the "Advisor"), which is a wholly owned subsidiary of BlackRock, Inc., which in turn is an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc. The Trust had an Administration Agreement with BlackRock Advisors, Inc.

     The investment advisory fee paid to the Advisor is computed weekly and payable monthly at an annual rate of 0.45% of the Trust's average weekly net assets. The total dollar amounts paid to the Advisor by the Trust under the Investment Advisory Agreement for the years ended December 31, 2002, 2001 and 2000 were $2,562,134, $2,522,197 and $2,433,285, respectively. The administration fee is also computed weekly and payable monthly at an annual rate of 0.10% of the Trust's average weekly net assets. The total dollar amounts paid to the Administrator by the Trust under the Administration Agreement for the years ended October 31, 2002, 2001 and 2000 were $569,363, $560,488 and
$540,730, respectively.

     Pursuant to the agreements, the Advisor provided continuous supervision of the investment portfolio and paid the compensation of officers of the Trust who are affiliated persons of the Advisor, occupancy and certain clerical and accounting costs of the Trust. The Trust bore all other costs and expenses, which include reimbursements to the Advisor for certain operational support services provided to the Trust.

NOTE 3. PORTFOLIO  SECURITIES

Purchases and sales of investment securities, other than short-term investments and U.S. Government securities, for the year ended December 31, 2002 aggregated $126,898,797 and $546,656,694, respectively. Purchases and sales of U.S. Government securities for the year December 31, 2002 aggregated $519,006,563 and $645,839,688, respectively.

NOTE 4. BORROWINGS

REVERSE REPURCHASE AGREEMENTS: The Trust entered into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Trust's Board of Directors. Interest on the value of reverse repurchase agreements issued and outstanding was based upon competitive market rates at the time of issuance. At the time the Trust entered into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender, containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest of the reverse repurchase agreement.

     The average daily balance of reverse repurchase agreements outstanding for the year ended December 31, 2002 was approximately $28,484,329 at a weighted average interest rate of approximately 1.51%.

                          INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of The BlackRock Strategic Term Trust
Inc.:

     We have audited the accompanying statement of assets and liabilities of The BlackRock Strategic Term Trust Inc. (the "Trust"), as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The BlackRock Strategic Term Trust Inc. as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.






/s/Deloitte & Touche LLP

Boston, Massachusetts
February 7, 2003

DIRECTORS INFORMATION
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                  INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Name, address, age     Andrew F. Brimmer                     Richard E. Cavanagh                    Kent Dixon
                       P.O. Box 4546                         P.O. Box 4546                          P.O. Box 4546
                       New York, NY 10163-4546               New York, NY 10163-4546                New York, NY 10163-4546
                       Age: 76                               Age: 56                                Age: 65
------------------------------------------------------------------------------------------------------------------------------------

Current position       Lead Director                         Director                               Director
held with              Audit Committee Chairman              Audit Committee Member                 Audit Committee Member
the Fund
------------------------------------------------------------------------------------------------------------------------------------

Term of office         3 years(2) / since inception(3)       3 years(2) / since August 11, 1994     3 years(2) / since inception(3)
and length
of time served
------------------------------------------------------------------------------------------------------------------------------------

Principal              President of Brimmer & Company,       President and Chief Executive          Consultant/Investor. Former
occupations            Inc., a Washington, D.C.-based        Officer of The Conference Board,       President and Chief
during the past        economic and financial consulting     Inc., a leading global business        Executive Officer of Empire
five years             firm, also Wilmer D. Barrett          membership organization, from          Federal Savings Bank of
                       Professor of Economics, University    1995-present. Former Executive         America and Banc PLUS
                       of Massachusetts - Amherst.           Dean of the John F. Kennedy School     Savings Association, former
                       Formerly member of the Board of       of Government at Harvard               Chairman of the Board,
                       Governors of the Federal Reserve      University from 1988-1995. Acting      President and Chief
                       System. Former Chairman, District     Director, Harvard Center for           Executive Officer of
                       of Columbia Financial Control         Business and Government                Northeast Savings.
                       Board.                                (1991-1993). Formerly Partner
                                                             (principal) of McKinsey & Company,
                                                             Inc. (1980- 1988). Former
                                                             Executive Director of Federal Cash
                                                             Management, White House Office of
                                                             Management and Budget (1977-
                                                             1979). Co-author, THE WINNING PER-
                                                             FORMANCE (best selling management
                                                             book published in 13 national
                                                             editions).
------------------------------------------------------------------------------------------------------------------------------------

Number of              43(4)                                 43(4)                                  43(4)
portfolios
overseen within
the fund
complex
------------------------------------------------------------------------------------------------------------------------------------

Other                  Director of CarrAmerica Realty        Trustee Emeritus, Wesleyan             Former Director of ISFA (the
Directorships held     Corporation and Borg-Warner           University, Trustee: Airplanes         owner of INVEST, a national
outside of the         Automotive. Formerly Director of      Group, Aircraft Finance Trust          securities brokerage service
fund complex           AirBorne Express, BankAmerica         (AFT) and Educational Testing          designed for banks and
                       Corporation (Bank of America),        Service (ETS). Director, Arch          thrift institutions).
                       Bell South Corporation, College       Chemicals, Fremont Group and The
                       Retirement Equities Fund              Guardian Life Insurance Company of
                       (Trustee), Commodity Exchange,        America.
                       Inc. (Public Governor),
                       Connecticut Mutual Life Insurance
                       Company, E.I. du Pont de Nemours &
                       Company, Equitable Life Assurance
                       Society of the United States,
                       Gannett Company, Mercedes-Benz of
                       North America, MNC Financial
                       Corporation (American Security
                       Bank), NCM Capital Management,
                       Navistar International
                       Corporation, PHH Corp. and UAL
                       Corporation (United Airlines).
------------------------------------------------------------------------------------------------------------------------------------

For "Interested
Director"
Relationships,
events or
transactions by
reason of which
the Director is
an interested
person as defined
in Section
2(a)(19)(1940 Act)
------------------------------------------------------------------------------------------------------------------------------------

1 Interested Director as defined by Section 2(a)(19) of the Investment Company Act of 1940.
2 The Board of Directors is classified into three classes of which one class is elected annually. Each Director serves a three year term concurrent with the class from which he is elected.
3    Commencement of investment operations December 28, 1990.
4 The fund complex currently consists of 43 separate closed-end funds, each with one investment portfolio.
5 Except during the period 8/12/93 through 4/15/97, and except during the period 10/31/02 through 11/11/02.
6 Director since inception; appointed Chairman of the Board on August 22, 2002.

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                     INDEPENDENT DIRECTORS (CONTINUED)                                      INTERESTED DIRECTORS(1)
------------------------------------------------------------------------------------------------------------------------------------
Frank J. Fabozzi           James Clayburn La         Walter F. Mondale         Ralph L. Schlosstein(1)     Robert S. Kapito(1)
P.O. Box 4546              Force, Jr.                P.O. Box 4546             40 East 52nd Street         40 East 52nd Street
New York, NY 10163-4546    P.O. Box 4546             New York, NY 10163-4546   New York, NY 10154          New York, NY 10154
Age: 54                    New York, NY 10163-4546   Age: 75                   Age: 51                     Age: 45
                           Age: 74
------------------------------------------------------------------------------------------------------------------------------------

Director                   Director                  Director                  Chairman of the Board       President and Director
------------------------------------------------------------------------------------------------------------------------------------

3 years(2) / since         3 years(2) / since        3 years(2) / since        3 years(2) / since          3 years(2) / since August
inception(3)               June 19, 1992             inception(3), (5)         inception(3), (6)           22, 2002
------------------------------------------------------------------------------------------------------------------------------------

Consultant. Editor of      Dean Emeritus of The      Partner, Dorsey &         Director since 1999 and     Vice Chairman of
THE JOURNAL OF PORTFOLIO   John E. Anderson          Whitney, a law firm       President of BlackRock,     BlackRock, Inc. Head of
MANAGEMENT and Adjunct     Graduate School of        (December 1996-pre-       Inc. since its formation    the Portfolio
Professor of Finance at    Management, University    sent, September           in 1998 and of              Management Group. Also
the School of Management   of California since       1987-August 1993).        BlackRock, Inc.'s           a member of the
at Yale University.        July 1, 1993. Acting      Formerly U.S. Ambassador  predecessor entities        Management Committee,
Author and editor of       Dean of The School of     to Japan (1993- 1996).    since 1988. Member of       the Investment Strategy
several books on fixed     Business, Hong Kong       Formerly Vice President   the Management Committee    Group, the Fixed Income
income portfolio man-      University of Science     of the United States,     and Investment Strategy     and Global Operating
agement. Visiting          and Technology            U.S. Senator and          Group of BlackRock, Inc.    Committees and the
Professor of Finance and   1990-1993. From 1978 to   Attorney General of the   Formerly, Managing          Equity Investment
Accounting at the Sloan    September 1993, Dean of   State of Minnesota. 1984  Director of Lehman          Strategy Group.
School of Management,      The John E. Anderson      Democratic Nominee for    Brothers, Inc. and          Responsible for the
Massachusetts Institute    Graduate School of        President of the United   Co-head of its Mortgage     portfolio management of
of Technology from 1986    Management, University    States.                   and Savings Institutions    the Fixed Income,
to August 1992.            of California.                                      Group. Currently,           Domestic Equity and
                                                                               Chairman of each of the     International Equity,
                                                                               closed-end Trusts in        Liquidity, and
                                                                               which BlackRock             Alternative Investment
                                                                               Advisors, Inc. acts as      Groups of BlackRock.
                                                                               investment advisor.         Currently President and
                                                                                                           a Director/Trustee of
                                                                                                           each of the closed-end
                                                                                                           Trusts in which
                                                                                                           BlackRock Advisors,
                                                                                                           Inc. acts as investment
                                                                                                           advisor.
------------------------------------------------------------------------------------------------------------------------------------

43(4)                      43(4)                     43(4)                     43(4)                       43(4)
------------------------------------------------------------------------------------------------------------------------------------

Director, Guardian         Director, Jacobs                                    Chairman and President      Chairman of the Hope
Mutual Funds Group (18     Engineering Group,                                  of the BlackRock            and Heroes Children's
portfolios).               Inc., Payden & Rygel                                Provident Institu-          Cancer Fund. President
                           Investment Trust,                                   tional Funds (10            of the Board of
                           Provident Investment                                portfolios) and Director    Directors of the
                           Counsel Funds. Advisors                             of several of               Periwinkle National
                           Series Trust, Arena                                 BlackRock's alternative     Theatre for Young
                           Pharmaceuticals, Inc.                               invest- ment vehicles.      Audiences. Director of
                           and  CancerVax                                      Currently, a  Member of     icruise.com, Corp.
                           Corporation.                                        the Visiting Board  of
                                                                               Overseers of the John F.
                                                                               Kennedy School of
                                                                               Government at Harvard
                                                                               University, the
                                                                               Financial Institutions
                                                                               Center Board of the
                                                                               Wharton School of the
                                                                               University of
                                                                               Pennsylvania, a Trustee
                                                                               of Trinity School in New
                                                                               York City and a Trustee
                                                                               of New Visions for
                                                                               Public Education in New
                                                                               York City. Formerly, a
                                                                               Director of Pulte
                                                                               Corporation and a Member
                                                                               of Fannie Mae's Advisory
                                                                               Council.
------------------------------------------------------------------------------------------------------------------------------------

                                                                               Director and President      Vice Chairman of the
                                                                               of the Advisor.             Advisor.
------------------------------------------------------------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                         BLACKROCK STRATEGIC TERM TRUST


DIRECTORS
   Ralph L. Schlosstein, CHAIRMAN(1)
   Andrew F. Brimmer
   Richard E. Cavanagh
   Kent Dixon
   Frank J. Fabozzi
   Robert S. Kapito1
   James Clayburn La Force, Jr.
   Walter F. Mondale

OFFICERS
   Robert S. Kapito, PRESIDENT(1)
   Richard M. Shea, VICE PRESIDENT/TAX
   Henry Gabbay, TREASURER
   James Kong, ASSISTANT TREASURER
   Anne Ackerley, SECRETARY

INVESTMENT ADVISOR AND ADMINISTRATOR
   BlackRock Advisors, Inc.
   100 Bellevue Parkway
   Wilmington, DE 19809
   (800) 227-7BFM

CUSTODIAN
   State Street Bank and Trust Company
   One Heritage Drive
   North Quincy, MA 02171

(1) Laurence D. Fink has resigned his positions as Director and Chairman of the Board effective August 22, 2002 and will continue as Chairman and Chief Executive Officer of BlackRock, Inc. and Chief Executive Officer of
     BlackRock Advisors, Inc. The Board of Directors elected Ralph L. Schlosstein as the new Chairman of the Board, elected Robert S. Kapito as the new President of the Trust and appointed Robert S. Kapito as a new Director of the Board effective August 22, 2002.

TRANSFER AGENT
   Morgan Stanley Trust
   Harborside Financial Center-Plaza Two
   Jersey City, NJ 07311-3977
   (800) 869-6397

INDEPENDENT ACCOUNTANTS
   Deloitte & Touche LLP
   200 Berkeley Street
   Boston, MA 02116

LEGAL COUNSEL
   Skadden, Arps, Slate, Meagher & Flom LLP
   Four Times Square
   New York, NY 10036

LEGAL COUNSEL - INDEPENDENT DIRECTORS
   Debevoise & Plimpton
   919 Third Avenue
   New York, NY 10022

     This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

The Trust will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trust at (800) 227-7BFM.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.




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